Income Tax - Schedule of Components of Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Total current tax provision	¥ 2,115,015	¥ 97,241
Total income tax expense	2,115,015	97,241
Chinese Mainland [Member]
Current income tax expense
Total current tax provision	2,096,534	97,241
Others [Member]
Current income tax expense
Total current tax provision	¥ 18,481